UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND
January 31, 2005                                                                                 (Unaudited)


                                                                                                      Market
                                                                                                       Value
                                                                                      Shares           (000)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (80.6%)
AUTOMOTIVE & TRUCK RELATED (2.2%)
   Autozone*..................................................................        65,300        $  5,828
                                                                                                    --------
BANKS (8.1%)
   Bay View Capital*..........................................................        94,900           1,514
   Compass Bancshares.........................................................        10,185             477
   First Horizon National.....................................................       150,700           6,415
   North Fork Bancorporation..................................................       212,550           6,100
   TF Financial...............................................................        32,000           1,009
   US Bancorp.................................................................        65,000           1,953
   Washington Mutual..........................................................       110,396           4,454
                                                                                                    --------
                                                                                                      21,922
                                                                                                    --------
CONSUMER PRODUCTS (12.5%)
   Dorel Industries, Cl B*....................................................       199,800           6,843
   Kimberly-Clark.............................................................        93,600           6,132
   Mattel.....................................................................       329,800           6,415
   Reckitt Benckiser..........................................................       310,800           9,244
   Unilever ADR...............................................................       132,400           5,071
                                                                                                    --------
                                                                                                      33,705
                                                                                                    --------
DIVERSIFIED OPERATIONS (3.2%)
   Berkshire Hathaway, Cl A*..................................................            41           3,686
   Berkshire Hathaway, Cl B*..................................................         1,631           4,883
                                                                                                    --------
                                                                                                       8,569
                                                                                                    --------
ENERGY SERVICES (2.1%)
   Nabors Industries*.........................................................       114,400           5,766
                                                                                                    --------
FOOD, BEVERAGE & TOBACCO (5.0%)
   Del Monte Foods*...........................................................       392,600           4,428
   McCormick..................................................................       142,000           5,278
   Nestle ADR.................................................................        60,000           3,938
                                                                                                    --------
                                                                                                      13,644
                                                                                                    --------

SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND
January 31, 2005                                                                                 (Unaudited)


                                                                                                      Market
                                                                                                       Value
                                                                                      Shares           (000)
------------------------------------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
HEALTH CARE PRODUCTS (8.5%)
   Abbott Laboratories........................................................       104,100        $  4,687
   Baxter International.......................................................       180,400           6,090
   C.R. Bard..................................................................        68,400           4,638
   Pfizer.....................................................................       314,740           7,604
                                                                                                    --------
                                                                                                      23,019
                                                                                                    --------
HEALTH CARE SERVICES (8.6%)
   Cardinal Health............................................................       106,800           6,015
   HCA........................................................................       191,400           8,521
   Hospira*...................................................................        10,410             301
   IMS Health.................................................................        69,426           1,623
   UnitedHealth Group.........................................................        75,902           6,748
                                                                                                    --------
                                                                                                      23,208
                                                                                                    --------
INFORMATION SERVICES (5.4%)
   Amdocs*....................................................................       237,500           7,066
   DoubleClick*...............................................................       133,600           1,090
   First Data.................................................................       156,850           6,390
                                                                                                    --------
                                                                                                      14,546
                                                                                                    --------
INSURANCE (5.4%)
   Leucadia National*.........................................................       131,205           4,751
   Marsh & McLennan...........................................................       125,100           4,066
   Phoenix....................................................................       260,000           3,398
   UnumProvident..............................................................       138,700           2,381
                                                                                                    --------
                                                                                                      14,596
                                                                                                    --------
MEDIA (10.0%)
   Gannett....................................................................        81,600           6,531
   Harte-Hanks................................................................       296,550           7,844
   Liberty Media International, Cl A*.........................................       188,731           8,546
   Liberty Media, Cl A*.......................................................       386,672           4,037
                                                                                                    --------
                                                                                                      26,958
                                                                                                    --------
PROFESSIONAL SERVICES (2.5%)
   Gartner, Cl B*.............................................................        49,462             550
   Rentokil Initial*..........................................................     2,191,047           6,291
                                                                                                    --------
                                                                                                       6,841
                                                                                                    --------

SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND
January 31, 2005                                                                                 (Unaudited)


                                                                                 Shares/Face          Market
                                                                                      Amount           Value
                                                                                       (000)           (000)
------------------------------------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
RETAIL (5.3%)
   CVS........................................................................       179,200        $  8,306
   Dollar General.............................................................       292,693           5,915
                                                                                                    --------
                                                                                                      14,221
                                                                                                    --------
TELEPHONES & TELECOMMUNICATIONS (1.5%)
   US Cellular*...............................................................        91,800           4,122
                                                                                                    --------
UTILITIES (0.3%)
   Florida Public Utilities...................................................        40,533             711
                                                                                                    --------
TOTAL COMMON STOCK
  (Cost $157,049).............................................................                       217,656
                                                                                                    --------

CONVERTIBLE BONDS (0.1%)
   Thermo Electron, CV to 23.9006 Shares per 1,000
      3.250%, 11/01/07........................................................           314             310
                                                                                                    --------
TOTAL CONVERTIBLE BONDS
  (Cost $314).................................................................                           310
                                                                                                    --------

WARRANTS (0.0%)
   Washington Mutual*(A)......................................................        70,900              12
                                                                                                    --------
TOTAL WARRANTS
  (Cost $0)...................................................................                            12
                                                                                                    --------

DEPOSIT NOTES (0.1%)
   Hudson United Bank
      3.500%, 05/13/08........................................................           270             265
                                                                                                    --------
TOTAL DEPOSIT NOTES
  (Cost $270).................................................................                           265
                                                                                                    --------

U.S. TREASURY OBLIGATIONS (7.5%)
 U.S. Treasury Bills (B)
      2.617%, 07/14/05........................................................         1,415           1,398
      2.459%, 06/16/05........................................................        11,328          11,220
      2.276%, 05/12/05........................................................         5,815           5,775
      2.068%, 04/14/05........................................................         1,375           1,368

SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND
January 31, 2005                                                                                 (Unaudited)


                                                                                         Face          Market
                                                                                       Amount           Value
                                                                                        (000)           (000)
------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - (CONTINUED)
 U.S. Treasury Bills (continued) (B)
      1.937%, 03/10/05........................................................           605        $    604
                                                                                                    --------
TOTAL U.S. TREASURY OBLIGATIONS
  (Face $20,375)..............................................................                        20,365
                                                                                                    --------

CORPORATE OBLIGATIONS (6.7%)
   Ameritech Capital Funding
      9.100%, 06/01/16........................................................       $   700             862
   Aramark Services
      8.150%, 05/01/05........................................................           135             137
      7.000%, 07/15/06........................................................           160             167
      7.000%, 05/01/07........................................................            10              11
      6.375%, 02/15/08........................................................           190             202
   Archstone-Smith Trust
      7.250%, 08/15/09........................................................           321             328
   Blyth
      7.900%, 10/01/09........................................................           100             112
      5.500%, 11/01/13........................................................           750             756
   Burlington Northern & Santa Fe
      7.570%, 01/02/21........................................................           585             694
   Colgate-Palmolive MTN, Ser D
      7.840%, 05/15/07........................................................           235             256
   CSX Transportation
      7.730%, 03/15/09........................................................           500             564
   CSX Transportation, Ser 93-A
      6.400%, 03/15/06........................................................           500             515
   Dow Chemical, Ser 92-A2
      8.040%, 07/02/05........................................................            20              21
   Ford Motor Credit
      6.875%, 02/01/06........................................................           800             820
   Geico
      7.500%, 04/15/05........................................................           200             202
   General Electric Capital
      8.850%, 04/01/05........................................................           250             252
   General Motors, Ser 91-A2
      8.950%, 07/02/09........................................................           142             152
   GTE
      6.460%, 04/15/08........................................................           600             646
   HRPT Properties Trust
      6.500%, 01/15/13........................................................           500             542
   Ingersoll-Rand
      6.391%, 11/15/27........................................................           595             697
   Lubrizol
      5.875%, 12/01/08........................................................           245             258
   May Department Stores
      9.750%, 02/15/21........................................................           342             440

SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND
January 31, 2005                                                                                 (Unaudited)


                                                                                        Face          Market
                                                                                      Amount           Value
                                                                                       (000)           (000)
------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
   McCormick MTN, Ser A
      6.240%, 02/01/06........................................................       $   250         $   258
   Midamerican Energy, MTN
      6.375%, 06/15/06........................................................           100             104
   Mohawk Industries, Ser D
      7.200%, 04/15/12........................................................         1,400           1,598
   Procter & Gamble, ESOP, Ser A
      9.360%, 01/01/21........................................................         1,100           1,466
   Ryder System, Ser O
      6.500%, 05/15/05........................................................           250             252
   Simon Property Group
      6.875%, 11/15/06........................................................           400             421
   Southwestern Bell Telephone, MTN, Ser C
      6.970%, 08/07/06........................................................           500             523
   Transamerica Financial, MTN, Ser E
      7.140%, 08/15/05........................................................           565             577
   Union Pacific
      7.600%, 05/01/05........................................................           250             253
      4.698%, 01/02/24........................................................           150             145
   UST
      7.250%, 06/01/09........................................................           500             559
   Waddell & Reed Financial
      7.500%, 01/18/06........................................................           255             263
   Wal-Mart Stores
      8.850%, 01/02/15........................................................           450             571
      8.800%, 12/30/14........................................................           500             640
   Whirlpool
      7.750%, 07/15/16........................................................         1,000           1,203
   Wilmington Trust
      6.625%, 05/01/08........................................................           755             821
                                                                                                    --------
TOTAL CORPORATE OBLIGATIONS
  (Cost $17,927)..............................................................                        18,288
                                                                                                    --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.4%)
   Export Funding Trust, Cl A, Ser 94-A
      7.890%, 02/15/05........................................................            25              25
   Federal Home Loan Mortgage Corporation
      4.750%, 10/11/12........................................................           500             500
      1.900%, 06/09/08........................................................           500             500
   Federal National Mortgage Association
      5.500%, 01/01/09........................................................            60              61
      5.000%, 03/25/18........................................................           180             182
      4.480%, 07/01/13........................................................         1,225           1,230
      4.000%, 03/25/19........................................................           550             540
      4.000%, 03/25/33........................................................           222             221

SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND
January 31, 2005                                                                                 (Unaudited)


                                                                                        Face          Market
                                                                                      Amount           Value
                                                                                       (000)           (000)
------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - (CONTINUED)
   Government National Mortgage Association
      5.500%, 10/16/13........................................................       $   144         $   149
      5.500%, 07/20/20........................................................           200             203
      4.500%, 04/20/30........................................................         1,000             992
      3.600%, 01/20/29........................................................           181             179
   Government Trust Certificate, Ser 95-A
      8.010%, 03/01/07........................................................            83              87
   Guaranteed Export Trust , Cl A, Ser 94-B
      7.460%, 12/15/05........................................................            43              44
   Housing and Urban Development, Ser 99-A
      5.750%, 08/01/06........................................................           265             275
   NIH Neuroscience Center, Ser B
      6.680%, 02/15/09........................................................           535             563
   Private Export Funding, Ser G
      6.670%, 09/15/09........................................................           225             250
   Small Business Administration, Ser 96-F
      6.500%, 11/01/06........................................................            37              37
   Small Business Administration, Ser 97-L
      6.550%, 12/01/17........................................................           207             220
   Small Business Administration, Ser 98-D
      6.150%, 04/01/18........................................................           186             196
                                                                                                    --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $6,380)...............................................................                         6,454
                                                                                                    --------

COMMERCIAL MORTGAGE OBLIGATIONS (0.9%)
   Asset Securitization, Ser 1997-MD7, Cl A2 (C)
      7.454%, 01/13/30........................................................         1,000           1,063
   Bear Stearns Commercial Mortgage Securities, Ser 2001-Top 2, Cl A1
      6.080%, 02/15/35........................................................           391             408
   Credit Suisse First Boston Mortgage Securities Corporation, Ser
     2001-CK1, Cl A3
      6.380%, 12/16/35........................................................           500             550
   Morgan Stanley Dean Witter Capital 1, Ser 2001-Top 1, Cl A2
      6.320%, 02/15/33........................................................           384             403
                                                                                                    --------
TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
  (Cost $2,434)...............................................................                         2,424
                                                                                                    --------

EQUIPMENT TRUST OBLIGATIONS (0.4%)
   Continental Airlines, Ser 02-1
      6.563%, 02/15/12........................................................           900             956
   Continental Airlines, Ser 98-3
      6.320%, 11/01/08........................................................           100             100
                                                                                                ------------
TOTAL EQUIPMENT TRUST OBLIGATIONS
  (Cost $1,002)...............................................................                         1,056
                                                                                                ------------

SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND
January 31, 2005                                                                                 (Unaudited)


                                                                                        Face          Market
                                                                                      Amount           Value
                                                                                       (000)           (000)
------------------------------------------------------------------------------------------------------------
RESIDENTIAL MORTGAGE OBLIGATIONS (0.8%)
   Citicorp Mortgage Securities, Ser 2004-3, Cl A12
      5.250%, 05/25/34........................................................        $  806        $    799
   Countrywide Home Loans, Ser 2002-32, Cl 2A2
      5.000%, 01/25/18........................................................           322             325
   Countrywide Home Loans, Ser 2004-J9 2A6,
      5.500%, 01/25/35........................................................           467             477
   GSR Mortgage Loan Trust, Ser 2003-6F, Cl A1
      3.000%, 09/25/32........................................................           176             173
   Wells Fargo Mortgage Backed Securities Trust, Ser 2003-8, Cl A9
      4.500%, 08/25/18........................................................           500             483
                                                                                                    --------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
  (Cost $2,239)...............................................................                         2,257
                                                                                                    --------

OTHER ASSET-BACKED OBLIGATIONS (0.3%)
   Citibank Credit Card Master Trust I, Ser 1998-2, Cl A
      6.050%, 01/15/10........................................................           480             512
   Union Financial Services, Taxable Student Loan, Ser 1998-A, Cl A9
      5.730%, 12/01/05........................................................           189             190
                                                                                                    --------
TOTAL OTHER ASSET-BACKED OBLIGATIONS
  (Cost $659).................................................................                           702
                                                                                                    --------

TOTAL INVESTMENTS (99.8%)
  (Cost $208,649).............................................................                      $269,789
                                                                                                    ========

PERCENTAGES ARE BASED ON NET ASSETS OF $270,225,490
* NON-INCOME PRODUCING SECURITY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND HAS NO STRIKE PRICE OR EXPIRATION DATE.
(B) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(C) VARIABLE RATE SECURITY -- RATE SHOWN IS THE RATE IN EFFECT AS OF JANUARY 31, 2005.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
ESOP -- EMPLOYEE STOCK OWNERSHIP PLAN
MTN -- MEDIUM TERM NOTE
SER -- SERIES

SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND
January 31, 2005                                                                                 (Unaudited)



+ AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $208,648,503 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $66,881,005 AND $(5,740,142), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


FMC-QH-002-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


By (Signature and Title)*                    /s/ Peter J. Golden
                                             -------------------
                                             Peter J. Golden
                                             Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.